Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of commitments and contingencies [line items]
Minimum operating lease payments recognized as an expense	$ 7.4	¥ 49.8	¥ 30.7	¥ 30.2
Capital commitments related to property, plant and equipment	115.8		409.5		¥ 774.5
Investments commitments related to interest in joint venture	8.8		0.0		58.8
Irrevocable letter of credits issued	$ 14.0		¥ 1.9		¥ 93.5
Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Average operating lease term	1 year	1 year
Top of range [member]
Disclosure of commitments and contingencies [line items]
Average operating lease term	5 years	5 years